Offerings - Offering: 1	Nov. 03, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered	50,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 50,000,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,350
Offering Note
(1)The Deferred Compensation Obligations are unsecured obligations to pay deferred compensation in the future in accordance with the terms of the ASC PEO, LLC Physician Non-Qualified Deferred Compensation Plan.
(2)Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(h) under the Securities Act of 1933, as amended.